Property, Plant and Equipment and Leasehold Intangibles, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment and Leasehold Intangibles, Net [Abstract]
Property, Plant and Equipment and Leasehold Intangibles, Net
6.      Property, Plant and Equipment and Leasehold Intangibles, Net

As of December 31, 2012 and 2011, net property, plant and equipment and leasehold intangibles, which include assets under capital leases, consisted of the following (dollars in thousands):

	2012	2011
Land	$296,314	$275,277
Buildings and improvements	3,391,667	3,083,316
Leasehold improvements	60,186	62,494
Furniture and equipment	541,585	450,179
Resident and leasehold operating intangibles	441,603	527,571
Construction in progress	75,419	39,600
Assets under capital and financing leases	674,492	667,239
	5,481,266	5,105,676
Accumulated depreciation and amortization	(1,601,289)	(1,411,612)
Property, plant and equipment and leasehold intangibles, net	$3,879,977	$3,694,064

Long-lived assets with definite useful lives are depreciated or amortized on a straight-line basis over their estimated useful lives (or, in certain cases, the shorter of their estimated useful lives or the lease term) and are tested for impairment whenever indicators of impairment arise.

During the years ended December 31, 2012, 2011 and 2010, the Company evaluated property, plant and equipment and leasehold intangibles for impairment.  The Company compared the estimated fair value of the assets to their carrying value for properties with impairment indicators and recorded an impairment charge for the excess of carrying value over fair value.  For the years ended December 31, 2012, 2011 and 2010, $27.7 million primarily within the Retirement Centers and Assisted Living segments, $16.9 million within the Retirement Centers and Assisted Living segments and $13.1 million within the Retirement Centers and Assisted Living segments, respectively, of non-cash charges were recorded in the Company's operating results.  These impairment charges are primarily due to the amount by which the carrying values of the assets exceed the estimated fair value or estimated selling prices.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized depreciation and amortization expense on its property, plant and equipment and leasehold intangibles of $248.5 million, $247.1 million and $258.0 million, respectively.

Future amortization expense for resident and leasehold operating intangibles is estimated to be as follows (dollars in thousands):

Year Ending December 31,	Future Amortization
2013	$26,900
2014	22,248
2015	20,613
2016	19,137
2017	12,272
Thereafter	14,083
Total	$115,253